UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22988

Nuveen Global High Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JGH

Nuveen Global High Income Fund
Portfolio of Investments	March 31, 2017 (Unaudited)

Shares		Description (1)				Value

		LONG-TERM INVESTMENTS – 133.6% (98.3% of Total Investments)

		COMMON STOCKS – 0.1% (0.1% of Total Investments)

		Energy Equipment & Services – 0.0%

722		Key Energy Services Inc., (2)				$16,765

		Oil, Gas & Consumable Fuels – 0.1%

13,236		Penn Virginia Corporation, (2)				598,929
		Total Common Stocks (cost $2,371,125)				615,694

Shares		Description (1)	Coupon		Ratings (3)	Value

		CONVERTIBLE PREFERRED SECURITIES – 0.2% (0.2% of Total Investments)

		Oil, Gas & Consumable Fuels – 0.2%

20,000		Anadarko Petroleum Corporation	7.500%		N/R	$869,800
		Total Convertible Preferred Securities (cost $1,000,000)				869,800

Shares		Description (1)	Coupon		Ratings (3)	Value

		$25 PAR (OR SIMILAR) RETAIL PREFERRED – 1.7% (1.3% of Total Investments)

		Banks – 0.2%

20,000		Regions Financial Corporation	6.375%		Ba1	$519,200
10,786		Zions Bancorporation	6.300%		BB–	301,576
		Total Banks				820,776

		Consumer Finance – 0.6%

99,665		Discover Financial Services	6.500%		BB–	2,586,307

		Equity Real Estate Investment Trusts – 0.2%

13,000		Colony Northstar, Inc.	8.750%		N/R	342,030
24,000		Summit Hotel Properties Inc.	7.125%		N/R	616,560
		Total Equity Real Estate Investment Trusts				958,590

		Food Products – 0.3%

50,000		CHS Inc.	7.100%		N/R	1,428,500

		Oil, Gas & Consumable Fuels – 0.4%

60,000		Nustar Energy LP	8.500%		Ba3	1,615,800
		Total $25 Par (or similar) Retail Preferred (cost $7,113,633)				7,409,973

Principal Amount (000)	(4)	Description (1)	Coupon	Maturity	Ratings (3)	Value

		CORPORATE BONDS – 116.0% (85.3% of Total Investments)

		Aerospace & Defense – 2.4%

$1,060		Bombardier Inc., 144A	7.750%	3/15/20	B	$1,131,550
3,500		Bombardier Inc., 144A	8.750%	12/01/21	B	3,832,500
1,000		StandardAero Aviation Holdings Inc., 144A	10.000%	7/15/23	CCC	1,072,500
2,000		TransDigm Inc.	6.375%	6/15/26	B3	2,001,180
2,400		Triumph Group Inc.	4.875%	4/01/21	B1	2,316,000
		Total Aerospace & Defense				10,353,730

NUVEEN	1

JGH	Nuveen Global High Income Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Principal Amount (000)	(4)	Description (1)	Coupon	Maturity	Ratings (3)	Value

		Airlines – 1.2%

$1,500		Air Canada, 144A	7.750%	4/15/21	BB–	$1,687,500
1,000		Virgin Australia Holdings Limited, 144A	8.500%	11/15/19	B–	1,052,500
2,700		VistaJet Malta Finance PLC, 144A	7.750%	6/01/20	B–	2,173,500
		Total Airlines				4,913,500

		Auto Components – 1.5%

1,000		American & Axle Manufacturing Inc., 144A	6.250%	4/01/25	BB–	1,001,250
2,000		MPG Holdco I Inc.	7.375%	10/15/22	B+	2,170,000
1,100		Tenneco Inc.	5.375%	12/15/24	BB+	1,133,000
2,050		Tupy S/A, 144A	6.625%	7/17/24	BB	2,039,750
		Total Auto Components				6,344,000

		Banks – 2.8%

2,000		Bank of America Corporation	6.300%	N/A (5)	BB+	2,175,000
1,500		Curo Financial Technologies Corporation, 144A	12.000%	3/01/22	B–	1,545,000
2,000		HSBC Holdings PLC, (6)	6.875%	N/A (5)	BBB	2,130,000
2,750		Popular Inc.	7.000%	7/01/19	BB–	2,870,313
2,500		Royal Bank of Scotland Group PLC	6.100%	6/10/23	BBB	2,656,385
445		Standard Chartered PLC, 144A	5.700%	3/26/44	A3	458,735
		Total Banks				11,835,433

		Beverages – 0.2%

1,000		Carolina Beverage Group LLC, 144A	10.625%	8/01/18	B–	917,500

		Building Products – 1.1%

1,750		Builders FirstSource, Inc., 144A	5.625%	9/01/24	B+	1,776,250
1,500		Euramax International Inc.	12.000%	8/15/20	B–	1,642,500
1,250		Hardwoods Acquisition Inc., 144A	7.500%	8/01/21	B	1,112,500
		Total Building Products				4,531,250

		Capital Markets – 0.5%

2,250		KCG Holdings Inc., 144A	6.875%	3/15/20	BB–	2,306,250

		Chemicals – 1.9%

2,000		CVR Partners LP / CVR Nitrogen Finance Corp., 144A	9.250%	6/15/23	B+	2,052,500
1,000		Hexion Inc., 144A	10.375%	2/01/22	CCC+	995,000
750		Hexion Inc.	6.625%	4/15/20	CCC+	688,125
1,800		Kissner Group Holdings LP, 144A	8.375%	12/01/22	B	1,854,000
800		Office Cherifien Des Phosphates SA, 144A	5.625%	4/25/24	BBB–	851,760
1,350		Platform Specialty Products Corporation, 144A	10.375%	5/01/21	B+	1,501,875
		Total Chemicals				7,943,260

		Commercial Services & Supplies – 2.7%

355		Advanced Disposal Services, Inc., 144A	5.625%	11/15/24	B–	358,550
1,500		APX Group, Inc.	7.875%	12/01/22	B1	1,620,000
2,000		Clean Harbors Inc.	5.125%	6/01/21	BB+	2,040,000
2,790		Covanta Holding Corporation	5.875%	3/01/24	Ba3	2,831,850
2,500		GFL Environmental Corporation, 144A	7.875%	4/01/20	B–	2,593,750
540		GFL Environmental Corporation, 144A	9.875%	2/01/21	B–	584,550
1,500		R.R. Donnelley & Sons Company	6.500%	11/15/23	B+	1,455,000
1,090	EUR	Waste Italia SPA, 144A, (7)	10.500%	11/15/19	C	206,981
		Total Commercial Services & Supplies				11,690,681

		Construction & Engineering – 1.2%

1,500		Boart Longyear Management Pty Ltd, 144A	7.000%	4/01/21	Caa3	150,000
2,000		HC2 Holdings, Inc.	11.000%	12/01/19	B–	2,040,000
2,000		Michael Baker International LLC / CDL Acquisition Company Inc., 144A	8.250%	10/15/18	B+	2,010,000
1,100		Shea Homes LP, 144A	6.125%	4/01/25	BB–	1,100,000
		Total Construction & Engineering				5,300,000

2	NUVEEN

Principal Amount (000)	(4)	Description (1)	Coupon	Maturity	Ratings (3)	Value

		Construction Materials – 1.8%

$4,000		Cemex SAB de CV, 144A	5.700%	1/11/25	BB–	$4,139,999
1,500		Norbord Inc., 144A	6.250%	4/15/23	Ba1	1,575,000
1,955		Reliance Intermediate Holdings LP, 144A	6.500%	4/01/23	BB–	2,082,075
		Total Construction Materials				7,797,074

		Consumer Finance – 3.4%

2,000		Ally Financial Inc.	4.625%	3/30/25	BB+	1,990,000
2,500		Constellis Holdings LLC / Constellis Finance Corporation, 144A	9.750%	5/15/20	B	2,675,000
1,080		Covenant Surgical Partners Inc., 144A	8.750%	8/01/19	B–	1,026,000
2,250		Credit Acceptance Corporation	7.375%	3/15/23	BB	2,261,250
1,500		Enova International, Inc.	9.750%	6/01/21	B–	1,522,500
2,000		First Data Corporation, 144A	5.750%	1/15/24	BB	2,063,000
2,000		First Data Corporation, 144A	5.000%	1/15/24	BB+	2,035,000
1,000		Navient Corporation	7.250%	9/25/23	BB	1,005,000
		Total Consumer Finance				14,577,750

		Containers & Packaging – 2.5%

3,000		Cascades Inc.	5.500%	7/15/22	BB–	2,992,500
2,705		Coveris Holdings SA, 144A	7.875%	11/01/19	B–	2,664,425
2,000		Flex Acquisition Co, Inc., 144A	6.875%	1/15/25	B–	2,041,250
1,350		PaperWorks Industries Inc., 144A	9.500%	8/15/19	B–	1,080,000
2,000		Reynolds Group	5.750%	10/15/20	B+	2,057,520
		Total Containers & Packaging				10,835,695

		Diversified Consumer Services – 1.5%

1,965		Nine West Holdings Incorporated, 144A	8.250%	3/15/19	CC	530,550
2,400		Prime Security Services Borrower LLC / Prime Finance, Inc., 144A	9.250%	5/15/23	B–	2,631,000
2,400	GBP	Twinkle Pizza Holdings PLC, 144A	6.625%	8/01/21	B	3,082,451
		Total Diversified Consumer Services				6,244,001

		Diversified Financial Services – 4.7%

1,500		BNP Paribas, 144A, (6)	7.625%	N/A (5)	BBB–	1,593,750
2,000		CNG Holdings Inc., 144A	9.375%	5/15/20	Caa3	1,825,000
1,550		Fly Leasing Limited	6.750%	12/15/20	BB–	1,623,625
2,000		James Hardie International Finance Limited, 144A	5.875%	2/15/23	BBB–	2,065,000
2,250		Jefferies Finance LLC Corporation, 144A	7.375%	4/01/20	B1	2,272,500
3,300		Nationstar Mortgage LLC Capital Corporation	7.875%	10/01/20	B+	3,421,688
2,000		NewStar Financial, Inc.	7.250%	5/01/20	BB–	2,035,000
2,695		Stoneway Capital Corporation, 144A	10.000%	3/01/27	B	2,807,301
2,540		Ziggo Bond Finance B.V, 144A	5.875%	1/15/25	B	2,559,050
		Total Diversified Financial Services				20,202,914

		Diversified Telecommunication Services – 5.3%

2,250		CenturyLink Inc.	7.650%	3/15/42	BB+	1,977,188
2,000		Consolidated Communications Finance Company	6.500%	10/01/22	B–	1,920,000
2,500		Frontier Communications Corporation	6.250%	9/15/21	BB–	2,325,000
1,500		GCI Inc.	6.875%	4/15/25	BB–	1,571,250
1,500		IntelSat Jackson Holdings	7.250%	4/01/19	Caa2	1,430,625
1,500		IntelSat Jackson Holdings	7.250%	10/15/20	Caa2	1,366,875
2,150		Level 3 Financing Inc.	5.250%	3/15/26	BB	2,163,438
1,650		Neptune Finco Corporation, 144A	10.125%	1/15/23	B+	1,914,000
1,500		Neptune Finco Corporation, 144A	10.875%	10/15/25	B+	1,803,750
3,975		Qualitytech LP/QTS Finance Corp.	5.875%	8/01/22	BB	4,079,343
2,200		Windstream Corporation	6.375%	8/01/23	BB–	1,952,500
		Total Diversified Telecommunication Services				22,503,969

		Electric Utilities – 1.1%

2,250		Intergen NV, 144A	7.000%	6/30/23	B1	2,013,750
2,500		Talen Energy Supply LLC	4.625%	7/15/19	B	2,556,250
		Total Electric Utilities				4,570,000

NUVEEN	3

JGH	Nuveen Global High Income Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Principal Amount (000)	(4)	Description (1)	Coupon	Maturity	Ratings (3)	Value

		Electronic Equipment, Instruments & Components – 0.8%

$1,363		Anixter Inc.	5.125%	10/01/21	BB+	$1,417,520
2,100		Ingram Micro Inc.	5.450%	12/15/24	BBB–	2,066,163
		Total Electronic Equipment, Instruments & Components				3,483,683

		Energy Equipment & Services – 2.5%

1,500		Calfrac Holdings LP, 144A	7.500%	12/01/20	CCC–	1,360,320
2,110		McDermott International Inc., 144A	8.000%	5/01/21	BB	2,152,200
2,750		Murray Energy Corporation, 144A	11.250%	4/15/21	CCC	2,124,375
2,000		Noble Holding International Limited	7.750%	1/15/24	BB–	1,920,000
1,750		Pacific Drilling V Limited, 144A	7.250%	12/01/17	Ca	953,750
500		Precision Drilling Corporation, 144A	7.750%	12/15/23	BB	526,250
1,650		SESI, LLC	6.375%	5/01/19	BB–	1,645,875
		Total Energy Equipment & Services				10,682,770

		Equity Real Estate Investment Trusts – 1.6%

1,250		Communications Sales & Leasing Inc., 144A	7.125%	12/15/24	BB–	1,268,750
2,895		Geo Group Inc.	6.000%	4/15/26	B+	2,931,834
900		iStar Inc.	6.500%	7/01/21	B+	924,750
1,600		PLA Administradora Industrial, S. de R.L. de C.V., 144A	5.250%	11/10/22	Baa3	1,619,840
		Total Equity Real Estate Investment Trusts				6,745,174

		Food & Staples Retailing – 1.0%

2,500		Pomegranate Merger Sub, Inc.	9.750%	5/01/23	B	2,018,750
1,000		Supervalu Inc.	7.750%	11/15/22	B–	981,250
1,750		Tops Holding LLC / Tops Markets II Corporation, 144A	8.000%	6/15/22	B–	1,435,000
		Total Food & Staples Retailing				4,435,000

		Food Products – 2.5%

2,300		Fage International SA/ FAGE USA Dairy Industry, Inc., 144A	5.625%	8/15/26	BB–	2,305,750
2,000		JBS USA LUX SA / JBA USA Finance Inc., 144A	5.750%	6/15/25	BB	2,020,000
2,050		Land O Lakes Capital Trust I, 144A	7.450%	3/15/28	Ba1	2,275,500
2,000		Marfrig Holding Europe BV, 144A	8.000%	6/08/23	BB–	2,089,600
1,000		Marfrig Holding Europe BV, 144A	7.000%	3/15/24	BB–	992,500
1,000		Southern States Cooperative Inc., 144A	10.000%	8/15/21	CCC+	947,500
		Total Food Products				10,630,850

		Gas Utilities – 2.1%

1,250		AmeriGas Partners LP/AmeriGas Finance Corporation	5.500%	5/20/25	BB	1,240,625
1,500		AmeriGas Partners LP/AmeriGas Finance Corporation	5.875%	8/20/26	BB	1,492,500
2,765		Ferrellgas LP	6.750%	1/15/22	B	2,612,925
1,700		LBC Tank Terminals Holdings Netherlands BV, 144A	6.875%	5/15/23	B	1,763,954
1,680		Suburban Propane Partners LP	5.500%	6/01/24	BB–	1,654,800
		Total Gas Utilities				8,764,804

		Health Care Equipment & Supplies – 0.3%

250		Tenet Healthcare Corporation	6.250%	11/01/18	BB–	262,344
1,000		Tenet Healthcare Corporation	8.125%	4/01/22	B–	1,042,500
		Total Health Care Equipment & Supplies				1,304,844

		Health Care Providers & Services – 3.7%

1,250		Community Health Systems, Inc.	6.875%	2/01/22	CCC+	1,070,313
2,000		Community Health Systems, Inc.	6.250%	3/31/23	BB	2,040,000
3,500		HCA Inc.	5.250%	6/15/26	BBB–	3,666,600
2,640		Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	2,527,800
3,150		Kindred Healthcare Inc.	8.750%	1/15/23	B–	3,157,875
2,000		Lifepoint Health Inc., 144A	5.375%	5/01/24	Ba2	2,034,000
1,395		Select Medical Corporation	6.375%	6/01/21	B–	1,408,950
		Total Health Care Providers & Services				15,905,538

4	NUVEEN

Principal Amount (000)	(4)	Description (1)	Coupon	Maturity	Ratings (3)	Value

		Hotels, Restaurants & Leisure – 3.1%

$2,000		1011778 BC ULC/New Red Finance Inc., 144A	6.000%	4/01/22	B–	$2,075,000
2,000		Carlson Travel, Inc., 144A	6.750%	12/16/23	B	2,080,000
1,500		Grupo Posadas SAB de CV, 144A	7.875%	6/30/22	B+	1,545,000
2,000		International Game Technology PLC, 144A	6.500%	2/15/25	BB+	2,130,000
1,000		MGM Resorts International Inc.	7.750%	3/15/22	BB	1,153,125
730		Silversea Cruise Finance Limited, 144A	7.250%	2/01/25	BB–	768,325
3,350		Wynn Macau Limited, 144A	5.250%	10/15/21	B1	3,417,000
		Total Hotels, Restaurants & Leisure				13,168,450

		Household Durables – 4.2%

1,500		Apex Tool Group, LLC (ATG), 144A	7.000%	2/01/21	B–	1,357,500
2,000		Brookfield Residential Properties Inc., 144A	6.500%	12/15/20	B+	2,067,500
1,220		CalAtlantic Group Inc.	5.875%	11/15/24	BB	1,281,000
2,500		KB Home	7.625%	5/15/23	B+	2,706,250
2,000		New Home Company Inc., 144A	7.250%	4/01/22	B–	2,010,000
1,500		Rent-A-Center, Inc.	4.750%	5/01/21	B3	1,245,000
2,500		Rialto Holdings LLC-Rialto Corporation, 144A	7.000%	12/01/18	B1	2,546,875
2,500		RSI Home Products Incorporated, 144A	6.500%	3/15/23	BB–	2,575,000
2,175		William Lyon Homes Incorporated, 144A	5.875%	1/31/25	B–	2,196,750
		Total Household Durables				17,985,875

		Independent Power & Renewable Electricity Producers – 0.8%

2,630		Dynegy Inc., 144A	8.000%	1/15/25	B+	2,518,225
1,250		GenOn Energy Inc.	9.500%	10/15/18	CCC	821,875
		Total Independent Power & Renewable Electricity Producers				3,340,100

		Industrial Conglomerates – 1.5%

800		Alfa SAB de CV, 144A	5.250%	3/25/24	BBB–	840,000
2,250		Icahn Enterprises Finance, 144A	6.750%	2/01/24	BB+	2,320,313
2,000		Stena International SA, 144A	5.750%	3/01/24	BB	1,800,000
1,550		Techniplas, LLC, 144A	10.000%	5/01/20	B	1,484,125
		Total Industrial Conglomerates				6,444,438

		Insurance – 0.3%

1,500		Genworth Holdings Inc.	4.800%	2/15/24	Ba3	1,233,750

		Internet Software & Services – 1.3%

1,500		Cimpress NV, 144A	7.000%	4/01/22	Ba3	1,552,500
2,000		Donnelley Financial Solutions, Inc., 144A	8.250%	10/15/24	B	2,065,000
2,000		Inception Merger Sub Inc. / Rackspace Hosting Inc., 144A	8.625%	11/15/24	BB–	2,107,400
		Total Internet Software & Services				5,724,900

		IT Services – 0.9%

1,000		Alliance Data Systems Corporation, 144A	6.375%	4/01/20	N/R	1,017,500
2,570		Zayo Group LLC / Zayo Capital Inc., 144A	5.750%	1/15/27	B	2,710,836
		Total IT Services				3,728,336

		Leisure Products – 0.4%

1,500		Gateway Casinos & Entertainment Limited, 144A	8.250%	3/01/24	CCC+	1,518,750

		Machinery – 1.6%

1,000		Airxcel Incorporated, 144A	8.500%	2/15/22	B	1,030,000
2,500		BlueLine Rental Finance Corp / BlueLine Rental LLC, 144A	9.250%	3/15/24	B	2,559,375
1,500		Dana Financing Luxembourg Sarl, 144A	6.500%	6/01/26	BB	1,563,750
1,500		Navistar International Corporation	8.250%	11/01/21	B–	1,499,985
		Total Machinery				6,653,110

		Marine – 1.4%

2,900		Eletson Holdings Inc., 144A	9.625%	1/15/22	B+	2,436,000
2,000		Navios Maritime Acquisition Corporation, 144A	8.125%	11/15/21	B+	1,745,000

NUVEEN	5

JGH	Nuveen Global High Income Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Principal Amount (000)	(4)	Description (1)	Coupon	Maturity	Ratings (3)	Value

		Marine (continued)

$1,950		Navios South American Logistics Inc., Finance US Inc., 144A	7.250%	5/01/22	B–	$1,911,000
		Total Marine				6,092,000

		Media – 7.4%

500		CBS Radio, Inc., 144A	7.250%	11/01/24	B–	525,000
2,000		CCO Holdings LLC Finance Corporation, 144A	5.500%	5/01/26	BB+	2,070,000
1,000		Cequel Communication Holdings I, 144A	5.125%	12/15/21	B–	1,015,000
2,250		Dish DBS Corporation	5.875%	11/15/24	Ba3	2,362,500
1,250		Dish DBS Corporation	7.750%	7/01/26	Ba3	1,453,125
1,500		iHeartCommunications, Inc.	11.250%	3/01/21	Caa1	1,181,250
1,500		iHeartCommunications, Inc.	7.250%	10/15/27	CC	828,750
1,500		Lee Enterprises Inc., 144A	9.500%	3/15/22	B2	1,574,325
1,000		McGraw-Hill Global Education Holdings, 144A	7.875%	5/15/24	B3	970,000
3,250		Numericable Group SA, 144A	7.375%	5/01/26	B+	3,347,500
1,550		Quebecor Media Inc.	5.750%	1/15/23	B+	1,615,875
2,250		Radio One Inc., 144A	7.375%	4/15/22	B	2,351,250
2,000		Sirius XM Radio Inc., 144A	5.375%	4/15/25	BB	2,047,000
1,500		SiTV Inc., 144A	10.375%	7/01/19	B–	900,000
1,000		Time Inc., 144A	5.750%	4/15/22	B	1,040,000
1,310		Unitymedia KabelBW GmbH, 144A	6.125%	1/15/25	B	1,378,775
3,500	CAD	Videotron Limited, 144A	5.625%	6/15/25	BB	2,753,863
4,000		VTR Finance BV, 144A	6.875%	1/15/24	BB–	4,159,999
		Total Media				31,574,212

		Metals & Mining – 10.6%

2,000		AK Steel Corporation	7.000%	3/15/27	B–	1,992,500
2,150		Alcoa Nederland Holding BV, 144A	6.750%	9/30/24	BB–	2,305,875
2,450		Aleris International Inc., 144A	9.500%	4/01/21	B	2,633,750
1,500		Allegheny Technologies Inc.	9.375%	6/01/19	B	1,642,500
1,000		Allegheny Technologies Inc.	5.950%	1/15/21	B	985,000
1,500		Anglogold Holdings PLC	5.125%	8/01/22	Baa3	1,544,550
3,000		Anglogold Holdings PLC	6.500%	4/15/40	Baa3	2,992,500
2,000		ArcelorMittal	8.000%	10/15/39	Ba1	2,270,000
1,952		Barrick Gold Corporation	6.950%	4/01/19	BBB–	2,141,531
565		Century Aluminum Company, 144A	7.500%	6/01/21	B+	563,588
2,000		Constellium N.V, 144A	6.625%	3/01/25	CCC+	1,930,000
2,500		Eldorado Gold Corporation, 144A	6.125%	12/15/20	BB–	2,562,500
500		Ferroglobe PLC / Globe Specialty Metals Inc., 144A	9.375%	3/01/22	B+	522,500
3,000		First Quantum Minerals Limited, 144A	7.250%	5/15/22	B	3,086,250
1,000		Gold Fields Orogen Holdings BVI Limited, 144A	4.875%	10/07/20	BB+	1,005,000
1,900		Hudbay Minerals, Inc., 144A	7.250%	1/15/23	B	2,014,000
2,750		IAMGOLD Corporation, 144A	7.000%	4/15/25	B+	2,722,500
2,050		Lundin Mining Corporation, 144A	7.500%	11/01/20	BB–	2,167,875
2,000		New Gold Incorporated, 144A	6.250%	11/15/22	B	2,005,000
750		Novelis Corporation, 144A	5.875%	9/30/26	B	765,000
1,922		Teck Resources Limited	4.750%	1/15/22	BB	1,986,868
1,250		United States Steel Corporation, 144A	8.375%	7/01/21	BB+	1,387,500
2,485		Vale Overseas Limited	6.875%	11/10/39	BBB	2,657,459
1,250		Westmoreland Coal Co, 144A	8.750%	1/01/22	CCC+	1,175,000
		Total Metals & Mining				45,059,246

		Multiline Retail – 0.3%

1,000		Bon-Ton Department Stores Inc.	8.000%	6/15/21	Caa2	400,000
1,000		J.C. Penney Corporation Inc.	6.375%	10/15/36	B+	762,500
		Total Multiline Retail				1,162,500

		Oil, Gas & Consumable Fuels – 11.1%

500		Ascent Resources – Utica LLC / AEU Finance Corporation, 144A, (WI/DD)	10.000%	4/01/22	B–	517,500
1,000	CAD	Baytex Energy Corporation	6.625%	7/19/22	BB–	718,277
1,000		Bellatrix Exploration Limited, 144A	8.500%	5/15/20	B	947,500

6	NUVEEN

Principal Amount (000)	(4)	Description (1)	Coupon	Maturity	Ratings (3)	Value

		Oil, Gas & Consumable Fuels (continued)

$1,732		California Resources Corporation, 144A	8.000%	12/15/22	CCC+	$1,411,580
460		California Resources Corporation	6.000%	11/15/24	Ca	322,000
2,015		Calumet Specialty Products	6.500%	4/15/21	CCC+	1,705,194
1,887		Chesapeake Energy Corporation, 144A	8.000%	12/15/22	B+	1,976,633
500		Chesapeake Energy Corporation, 144A	8.000%	1/15/25	CCC	500,000
1,250		Cloud Peak Energy Resources LLC and Cloud Peak Energy Finance Corporation	12.000%	11/01/21	B–	1,346,875
1,000		Denbury Resources Incorporated	4.625%	7/15/23	CCC+	730,000
1,600		DOF Subsea AS, 144A	9.500%	3/14/22	N/R	1,589,906
1,750		Enbridge Inc.	6.000%	1/15/77	BBB–	1,769,688
2,250		EP Energy LLC and Everest Acquisition Finance, Inc., 144A	8.000%	2/15/25	B–	2,092,500
1,085		EV Energy Partners LP / EV Energy Finance Corporation	8.000%	4/15/19	CCC+	819,175
1,000		Everest Acquisition LLC Finance	9.375%	5/01/20	CCC+	942,500
1,250		GasLog Limited	8.875%	3/22/22	N/R	1,265,625
1,900		Global Partners LP/GLP Finance	6.250%	7/15/22	B+	1,862,000
1,000		Gulfport Energy Corporation	6.375%	5/15/25	B+	981,250
2,000		Kazmunaygas National, 144A	6.375%	4/09/21	Baa3	2,195,180
1,500		Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	1,515,000
1,000		MEG Energy Corporation, 144A	6.375%	1/30/23	BB–	892,500
250		Northern Oil and Gas Inc.	8.000%	6/01/20	CCC–	217,500
500		Northern Oil and Gas Inc.	8.000%	6/01/20	CCC–	425,000
3,000		PBF Holding Company LLC	7.000%	11/15/23	BBB–	3,007,500
1,250		Peabody Securities Finance Corporation, 144A	6.375%	3/31/25	Ba3	1,237,500
4,000		Pertamina Persero PT, 144A	4.875%	5/03/22	Baa3	4,235,267
5,750		Petrobras Global Finance BV	7.375%	1/17/27	BB	6,078,896
1,000		Rose Rock Midstream LP / Rose Rock Finance Corporation	5.625%	7/15/22	B+	988,130
1,250		Seadrill Limited, 144A	6.625%	9/15/20	N/R	478,125
1,500		Sunoco LP / Sunoco Finance Corp.	6.250%	4/15/21	BB–	1,533,750
2,550		Transocean Inc.	6.800%	3/15/38	B+	2,097,375
1,450		Vanguard Natural Resources Finance, (7)	7.875%	4/01/20	N/R	877,250
		Total Oil, Gas & Consumable Fuels				47,277,176

		Paper & Forest Products – 2.2%

3,220		Domtar Corporation	6.750%	2/15/44	BBB–	3,380,762
1,750		Mercer International Inc., 144A	6.500%	2/01/24	BB–	1,754,375
2,500		Resolute Forest Products	5.875%	5/15/23	B+	2,290,625
1,875		Tembec Industries, Inc., 144A	9.000%	12/15/19	B2	1,921,875
		Total Paper & Forest Products				9,347,637

		Personal Products – 0.2%

1,000		High Ridge Brands Co, 144A	8.875%	3/15/25	CCC+	1,020,000

		Pharmaceuticals – 1.5%

1,505		Endo Finance LLC, 144A	5.750%	1/15/22	B	1,369,550
2,500		Valeant Pharmaceuticals International, 144A	6.500%	3/15/22	BB–	2,571,875
2,500		VRX Escrow Corp., 144A	5.375%	3/15/20	B–	2,237,500
		Total Pharmaceuticals				6,178,925

		Real Estate Management & Development – 2.2%

2,000		Crescent Communities LLC, 144A	8.875%	10/15/21	B+	2,080,000
2,700		Hunt Companies Inc., 144A	9.625%	3/01/21	N/R	2,824,875
1,750		Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB–	1,793,750
2,500		Mattamy Group Corporation, 144A	6.875%	12/15/23	BB	2,593,750
		Total Real Estate Management & Development				9,292,375

		Road & Rail – 2.2%

1,500		Avis Budget Car Rental, 144A	5.125%	6/01/22	BB–	1,448,475
2,608		Herc Rentals, Inc., 144A	7.750%	6/01/24	B+	2,777,520
3,000		The Hertz Corporation	7.375%	1/15/21	B	2,990,625
2,250		Watco Companies LLC Finance, 144A	6.375%	4/01/23	B–	2,283,750
		Total Road & Rail				9,500,370

NUVEEN	7

JGH	Nuveen Global High Income Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Principal Amount (000)	(4)	Description (1)	Coupon	Maturity	Ratings (3)	Value

		Semiconductors & Semiconductor Equipment – 0.7%

$2,750		Micron Technology, Inc., 144A	5.250%	8/01/23	BB	$2,818,750

		Software – 0.4%

1,865		SixSigma Networks Mexico SA de CV, 144A	8.250%	11/07/21	B+	1,841,688

		Specialty Retail – 1.8%

2,000		GameStop Corporation	6.750%	3/15/21	Ba1	2,040,000
2,000		Guitar Center Inc., 144A	6.500%	4/15/19	B2	1,680,000
1,750		L Brands, Inc.	6.875%	11/01/35	BB+	1,688,750
1,000		Sonic Automotive Inc., 144A	6.125%	3/15/27	B+	1,001,250
1,500		The Men’s Warehouse Inc.	7.000%	7/01/22	B2	1,331,250
		Total Specialty Retail				7,741,250

		Technology Hardware, Storage & Peripherals – 1.7%

3,000		Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A	7.125%	6/15/24	BB+	3,316,344
1,690		NCR Corporation	6.375%	12/15/23	BB	1,778,725
1,700		Western Digital Corporation	10.500%	4/01/24	BB+	2,001,750
		Total Technology Hardware, Storage & Peripherals				7,096,819

		Tobacco – 0.3%

1,250		Vector Group Limited, 144A	6.125%	2/01/25	BB–	1,276,563

		Trading Companies & Distributors – 0.9%

1,500		Aviation Capital SA, 144A	7.500%	5/27/20	B+	1,515,000
2,000		HD Supply Inc., 144A	5.750%	4/15/24	B	2,103,600
		Total Trading Companies & Distributors				3,618,600

		Transportation Infrastructure – 1.2%

2,000	EUR	CMA CGM SA, 144A	7.750%	1/15/21	B3	2,149,687
1,500		Navigator Holdings Limited, 144A, Reg S	7.750%	2/10/21	N/R	1,502,897
1,600		Rumo Luxembourg Sarl, 144A	7.375%	2/09/24	BB–	1,648,000
		Total Transportation Infrastructure				5,300,584

		Wireless Telecommunication Services – 5.5%

800		Colombia Telecommunicaciones S.A. ESP, 144A	5.375%	9/27/22	BB	805,000
3,000		Colombia Telecommunicaciones S.A. ESP, 144A	8.500%	N/A (5)	B	2,940,270
2,500		Digicel Limited, 144A	6.000%	4/15/21	B1	2,271,875
2,250		Hughes Satellite Systems Corporation, 144A	6.625%	8/01/26	BB–	2,300,625
3,500		Inmarsat Finance PLC, 144A	6.500%	10/01/24	BB+	3,626,875
2,500		Millicom International Cellular SA, 144A	6.625%	10/15/21	BB+	2,618,625
2,000		Sprint Communications Inc., 144A	7.000%	3/01/20	BB	2,180,000
1,825		Sprint Corporation	7.250%	9/15/21	B+	1,970,434
2,000		Telecom Italia Capital	7.200%	7/18/36	BBB–	2,120,480
2,500		Wind Acquisition Finance SA, 144A	4.750%	7/15/20	BB	2,540,625
		Total Wireless Telecommunication Services				23,374,809
		Total Corporate Bonds (cost $495,188,333)				494,190,883

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (3)	Value

		CONVERTIBLE BONDS – 0.3% (0.2% of Total Investments)

		Oil, Gas & Consumable Fuels – 0.3%

$1,375		Clean Energy Fuels Corporation, 144A	5.250%	10/01/18	N/R	$1,322,578
$1,375		Total Convertible Bonds (cost $1,267,712)				1,322,578

8	NUVEEN

Principal Amount (000)	(4)	Description (1)	Coupon	Maturity	Ratings (3)	Value

		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 11.5% (8.4% of Total Investments)

		Banks – 6.8%

$3,240		Barclays PLC, (6)	8.250%	N/A (5)	BB+	$3,404,605
3,000		Citigroup Inc.	6.250%	N/A (5)	BB+	3,236,250
1,385		Citigroup Inc.	5.875%	N/A (5)	BB+	1,432,610
2,215		Credit Agricole SA, 144A, (6)	8.125%	N/A (5)	BB+	2,358,975
2,000		Credit Agricole, S.A, 144A, (6)	6.625%	N/A (5)	BB+	1,975,000
2,000		Dresdner Funding Trust, 144A	8.151%	6/30/31	BB+	2,365,000
2,500		Intesa Sanpaolo SpA, 144A, (6)	7.700%	N/A (5)	Ba3	2,387,500
1,320		JPMorgan Chase & Company	6.750%	N/A (5)	BBB–	1,455,300
3,705		Lloyds Banking Group PLC, (6)	7.500%	N/A (5)	BB+	3,918,408
475		Nordea Bank AB, 144A, (6)	6.125%	N/A (5)	BBB	479,750
1,000		Royal Bank of Scotland Group PLC, (6)	7.500%	N/A (5)	BB–	986,250
2,700		Societe Generale, 144A, (6)	7.375%	N/A (5)	BB+	2,742,120
2,300		UniCredit SpA, Reg S, (6)	8.000%	N/A (5)	BB–	2,208,069
		Total Banks				28,949,837

		Capital Markets – 1.6%

1,500		Credit Suisse Group AG, 144A, (6)	7.500%	N/A (5)	BB	1,625,388
2,000		Macquarie Bank Limited, 144A, (6)	7.250%	N/A (5)	Ba1	2,010,000
3,000		Morgan Stanley	5.550%	N/A (5)	Ba1	3,086,400
		Total Capital Markets				6,721,788

		Commercial Services & Supplies – 0.4%

1,500		AerCap Global Aviation Trust	6.500%	6/15/45	BB	1,565,625

		Energy Equipment & Services – 0.9%

3,500	EUR	Origin Energy Finance Limited, Reg S	7.875%	6/16/71	BB	3,968,823

		Food Products – 0.4%

1,500		Land O’ Lakes Incorporated, 144A	8.000%	N/A (5)	BB	1,601,250

		Insurance – 1.4%

2,000		La Mondiale SAM, Reg S	7.625%	N/A (5)	BBB	2,155,880
2,000		QBE Insurance Group Limited, Reg S	6.750%	12/02/44	BBB	2,180,000
2,000		XL Capital Ltd	6.500%	N/A (5)	BBB	1,680,000
		Total Insurance				6,015,880
		Total $1,000 Par (or similar) Institutional Preferred (cost $47,543,721)				48,823,203

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (3)	Value

		SOVEREIGN DEBT – 3.4% (2.5% of Total Investments)

		Argentina – 0.8%

$1,000		Republic of Argentina, 144A	6.875%	4/22/21	B	$1,072,500
2,350		Republic of Argentina, 144A	7.500%	4/22/26	B	2,493,350
3,350		Total Argentina				3,565,850

		Costa Rica – 0.8%

400		Republic of Costa Rica, 144A	7.000%	4/04/44	Ba2	403,000
2,900		Republic of Costa Rica	4.250%	1/26/23	Ba2	2,802,125
3,300		Total Costa Rica				3,205,125

		Dominican Republic – 0.7%

3,000		Dominican Republic, 144A	5.500%	1/27/25	BB–	3,048,750

		El Salvador – 0.6%

2,600		Republic of El Salvador, 144A	7.750%	1/24/23	B–	2,643,550

NUVEEN	9

JGH	Nuveen Global High Income Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Sri Lanka – 0.5%

$2,000	Republic of Sri Lanka, 144A	6.000%	1/14/19	B+	$2,069,934
$14,250	Total Sovereign Debt (cost $14,341,957)				14,533,209

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	ASSET-BACKED AND MORTGAGED-BACKED SECURITIES – 0.4% (0.3% of Total Investments)

	Financials – 0.4%

$1,488	Vericrest Opportunity Loan Transferee, Series 2014-NPL7, 144A	4.750%	8/15/57	N/R	$1,485,874
$1,488	Total Asset-Backed and Mortgaged-Backed Securities (cost $1,460,943)				1,485,874
	Total Long-Term Investments (cost $570,287,424)				569,251,214

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 2.3% (1.7% of Total Investments)

	REPURCHASE AGREEMENTS – 2.3% (1.7% of Total Investments)

$10,074	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/17, repurchase price $10,074,331, collateralized by $10,060,000 U.S. Treasury Bonds, 3.125%, due 8/15/44, value $10,277,417	0.090%	4/03/17		$10,074,255
	Total Short-Term Investments (cost $10,074,255)				10,074,255
	Total Investments (cost $580,361,679) – 135.9%				579,325,469
	Borrowings – (41.0)% (8), (9)				(174,800,000)
	Other Assets Less Liabilities – 5.1% (10)				21,669,457
	Net Assets – 100%				$426,194,926

Investments In Derivatives as of March 31, 2017

Forward Foreign Currency Exchange Contracts

Counterparty	Currency Contracts to Deliver	Notional Amount (Local Currency)	In Exchange for Currency	Notional Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	Pound Sterling	$2,260,000	U.S. Dollar	$2,752,784	5/17/17	$(81,586)
Citibank, National Association	Euro	5,142,000	U.S. Dollar	5,482,982	5/17/17	(13,226)
Goldman Sachs Bank USA	Canadian Dollar	4,295,979	U.S. Dollar	3,194,749	5/17/17	(37,624)
		$11,697,979		$11,430,515		$(132,436)

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Short	(207)	6/17	$(24,369,399)	$(33,961)	$(2,665)
U.S. Treasury 10-Year Note	Short	(253)	6/17	(31,514,312)	(55,344)	(2,839)
				$(55,883,711)	$(89,305)	$(5,504)

10	NUVEEN

Interest Rate Swaps (OTC Uncleared)

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (11)	Optional Termination Date	Termination Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$22,469,000	Receive	1-Month USD-LIBOR-ICE	1.462%	Monthly	7/03/17	12/01/18	12/01/20	$(43,063)	$(340,840)
JPMorgan Chase Bank, N.A.	22,469,000	Receive	1-Month USD-LIBOR-ICE	1.842	Monthly	7/03/17	12/01/20	12/01/22	(145,937)	(579,109)
	$44,938,000								$(189,000)	$(919,949)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$615,694	$—	$—	$615,694
Convertible Preferred Securities	869,800	—	—	869,800
$25 Par (or similar) Retail Preferred	7,409,973	—	—	7,409,973
Corporate Bonds	—	494,190,883	—	494,190,883
Convertible Bonds	—	1,322,578	—	1,322,578
$1,000 Par (or similar) Institutional Preferred	—	48,823,203	—	48,823,203
Sovereign Debt	—	14,533,209	—	14,533,209
Asset-Backed and Mortgage-Backed Securities	—	1,485,874	—	1,485,874

Short-Term Investments:
Repurchase Agreements	—	10,074,255	—	10,074,255

Investments in Derivatives:
Forward Foreign Currency Exchange Contracts*	—	(132,436)	—	(132,436)
Futures Contracts*	(5,504)	—	—	(5,504)
Interest Rate Swaps*	—	(919,949)	—	(919,949)
Total	$8,889,963	$569,377,617	$—	$578,267,580
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of unrealized gain or loss for tax (mark-to-market) for certain foreign currency exchange contracts, recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2017, the cost of investments (excluding investments in derivatives) was $581,713,328.

NUVEEN	11

JGH	Nuveen Global High Income Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2017, were as follows:

Gross unrealized:
Appreciation	$15,772,920
Depreciation	(18,160,779)
Net unrealized appreciation (depreciation) of investments	$(2,387,859)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(5)	Perpetual security. Maturity date is not applicable.

(6)	Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was $27,819,815, representing 6.5% and 4.8% of Net Assets and Total Investments, respectively.

(7)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(8)	Borrowings as a percentage of Total Investments is 30.2%.

(9)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(10)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(11)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound Sterling

USD-LIBOR-ICE	United States Dollar-London Inter-Bank Offered Rate-Intercontinental Exchange

12	NUVEEN

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Global High Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: May 30, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2017